Contingencies and restrictions (Details Textual)	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 24, 2017 USD ($)	Aug. 26, 2016 USD ($)
Taxes, interests and other charges				$ 8,100,000
Payments for taxes, interests and other charges	$ 1,400,000		$ 50,000
Tax contingency, amount under dispute		$ 32,200,000
Tax contingency, amount under dispute correspond to potential specific tax on mining activities		252,000,000
Tax contingency, amount under dispute correspond to excess charge levied		7,000,000
Expected claim for differences in specific tax on mining activities		30,000,000	$ 30,000,000
Guarantee obligations		$ 771,000
Volume of extraction from wells per second of water		124
Equivalent percentage of extraction of water		15.00%
Description of lawsuits received		The Company and its subsidiaries have received no legal notice on lawsuits other than those indicated above, which exceed US$0,2 million.
Soquimich Comercial S.A. [Member]
Lawsuits, damages owed, value		$ 1,200,000
SQM Group [Member]
Level of consolidated financial indicators required by the Company to comply with		To maintain a Total Indebtedness Ratio not higher than 1.2 times at its strictest level. The total Indebtedness level is defined as the Total Liabilities divided by Total Equity.
SQM Salar [Member]
Tax contingency, amount claimed					$ 14,400,000	$ 17,809,000
SQM Salar and SQM Industrial [Member]
Penalties payable as percentage of taxes paid		50% and 300%
Lawsuit one [Member]
Lawsuits, name of plaintiff		Nancy Erika Urra Murioz.
Lawsuits, name of defendant		Fresia Flores Zamorano, Duratec-Vinilit S.A. and the Company and their Insurers.
Lawsuits, lawsuit filing date		December 2008.
Lawsuits, domicile of litigation		1st Civil Court of Santiago.
Lawsuits, allegations		Labor Accident.
Lawsuits, litigation status		Judgment favorable for the Company. Appeal filed by the plaintiff.
Lawsuits, nominal value		ThUS$550.
Lawsuit two [Member]
Lawsuits, name of plaintiff		City of Pomona, California USA.
Lawsuits, name of defendant		SQM North America Corporation.
Lawsuits, lawsuit filing date		December 2010.
Lawsuits, domicile of litigation		United States District Court Central District of California.
Lawsuits, allegations		Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.
Lawsuits, litigation status		On August 7, 2017, the Unites States Court of Appeals for the Ninth Circuit ordered the beginning of a new trial.
Lawsuits, nominal value		ThUS$32,000.
Lawsuit three [Member]
Lawsuits, name of plaintiff		City of Lindsay, California USA.
Lawsuits, name of defendant		SQM North America Corporation and the Company (still not noticed)
Lawsuits, lawsuit filing date		December 2010.
Lawsuits, domicile of litigation		United States District Court Eastern District of California.
Lawsuits, allegations		Payment of expenses and other amounts related to the treatment of groundwater to allow for its consumption by removing the existing perchlorate in such groundwater that allegedly comes from Chilean fertilizers.
Lawsuits, litigation status		Filing of the case. Processing suspended.
Lawsuits, nominal value		Not possible to determine.
Lawsuit four [Member]
Lawsuits, name of plaintiff		H&V Van Mele N.V.
Lawsuits, name of defendant		SQM Europe N.V. and its insurance companies.
Lawsuits, lawsuit filing date		July 2013.
Lawsuits, domicile of litigation		Commercial Court of Dendermonde.
Lawsuits, allegations		Alleged indirect responsibility for the absence of adequate specifications for the SOP–WS by the Belgian distributor.
Lawsuits, litigation status		Judgment stage.
Lawsuits, nominal value		ThUS$430.
Lawsuit five [Member]
Lawsuits, name of plaintiff		Carlos Aravena Carrizo et al.
Lawsuits, name of defendant		SQM Nitratos S.A. and its insurers.
Lawsuits, lawsuit filing date		May 2014.
Lawsuits, domicile of litigation		18th Civil Court of Santiago.
Lawsuits, allegations		Lawsuit seeking compensation for damages for alleged civil liability under tort as a result of an explosion that occurred during 2010 near Baquedano, causing the death of 6 employees.
Lawsuits, litigation status		Evidence.
Lawsuits, nominal value		ThUS$1,235.
Lawsuit six [Member]
Lawsuits, name of plaintiff		Corporación de Fomento de la Producción (“Corfo”).
Lawsuits, name of defendant		SQM Salar S.A. (“SQM Salar”); SQM Potasio S.A. and the Company
Lawsuits, lawsuit filing date		May 2014.
Lawsuits, domicile of litigation		Arbitration court. Arbitrator Mr. Héctor Humeres
Lawsuits, allegations		(a) Lease Contract (“the“Lease”) early termination action filed on November 12, 1993 by Corfo for (i) alleged failure to fully pay the quarterly lease payments associated with certain products during 2009-2013; and (ii) alleged absence of boundary demarcation of mining properties seeking compensation for damages for other related contracts among other matters involving compensation for damages. (b) Request filed by Corfo for early Project Contract termination associated with the contract entered into on November 12, 1993 and other related contracts, among other matters involving compensation for damages; and (c) Request filed by SQM Salar and the Company to state whether lease payments made by SQM Salar under the Lease comply with the agreement entered into by the parties and whether the rent formula applied has been useful for Corfo.
Lawsuits, litigation status		Evidence stage.
Lawsuits, nominal value		Not determined.
Lawsuit seven [Member]
Lawsuits, name of plaintiff		Evt Consulting SpA.
Lawsuits, name of defendant		SQM Nitratos S.A.
Lawsuits, lawsuit filing date		October 2014.
Lawsuits, domicile of litigation		23th Civil Court of Santiago.
Lawsuits, allegations		Lawsuit seeking compensation for damages related to the termination of the purchase and sale agreement for metallic structures.
Lawsuits, litigation status		On November 13, 2017, the Santiago Appeals Court sentenced SQM Nitratos S.A. to pay US$304,620. The filing of appeals is pending.
Lawsuit eight [Member]
Lawsuits, name of plaintiff		SQM Salar and the Company.
Lawsuits, name of defendant		Seguros Generales Suramericana S.A. (formerly - RSA Seguros Chile S.A.)
Lawsuits, lawsuit filing date		29-Aug-16
Lawsuits, domicile of litigation		Arbitration Court– Arbitrator Mr. Gonzalo Fernández.
Lawsuits, allegations		Complaint for forced compliance and collection of indemnification for insurance claim of February 7 and 8, 2013.
Lawsuits, litigation status		Evidence stage
Lawsuits, nominal value		MUS$20,658.
Lawsuit nine [Member]
Lawsuits, name of plaintiff		Tyne and Wear Pension Fund as represented by the Council of the Borough of South Tyneside acting as Lead Plaintiff.
Lawsuits, name of defendant		The Company
Lawsuits, lawsuit filing date		January 2016.
Lawsuits, domicile of litigation		United States District Court– Southern District of New York.
Lawsuits, allegations		Alleged damage to ADS holders of the Company resulting from alleged noncompliance with the securities regulations in the United States by the Company.
Lawsuits, litigation status		Initial stage of disclosure of background information.
Lawsuits, nominal value		Not determined.
Lawsuit ten [Member]
Lawsuits, name of plaintiff		Ernesto Saldaña González et al.
Lawsuits, name of defendant		SQM Salar S.A., SQM Industrial S.A. (“SQM Industrial”) and their insurance companies
Lawsuits, lawsuit filing date		May 2016.
Lawsuits, domicile of litigation		13th Civil Court of Santiago.
Lawsuits, allegations		Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from the accident that occurred in July 2014 in the María Elena location.
Lawsuits, litigation status		Evidence stage
Lawsuits, nominal value		ThUS$515.
Lawsuit eleven [Member]
Lawsuits, name of plaintiff		María Yolanda Achiardi Tapia et al.
Lawsuits, name of defendant		SQM Salar and its insurance companies and other 5 defendants
Lawsuits, lawsuit filing date		February 2015.
Lawsuits, domicile of litigation		1st Civil Court of Antofagasta.
Lawsuits, allegations		Lawsuit seeking compensation for damages for alleged civil liability under tort law arising from a traffic accident that occurred in April 2011 in the city of Antofagasta.
Lawsuits, litigation status		Lawsuit pending notice to one of the defendants.
Lawsuits, nominal value		ThUS$1,265.
Lawsuit twelve [Member]
Lawsuits, name of plaintiff		The Company
Lawsuits, name of defendant		AES Gener S.A. and Empresa Eléctrica Cochrane SpA.
Lawsuits, lawsuit filing date		11-May-17
Lawsuits, domicile of litigation		Arbitration award in accordance with the arbitration rules established by the Center for Arbitration and Mediation of the Santiago Chamber of Commerce.
Lawsuits, allegations		Request for the interpretation of an electricity supply agreement alleging the right by the plaintiff to receive a collection in conformity with such agreement.
Lawsuits, litigation status		Conciliation stage
Lawsuits, nominal value		Not determined
Lawsuit thirteen [Member]
Lawsuits, name of plaintiff		AES Gener S.A. and Empresa Eléctrica Cochrane SpA.
Lawsuits, name of defendant		The Company
Lawsuits, lawsuit filing date		May-17
Lawsuits, domicile of litigation		Arbitration award in accordance with the Arbitration Rules established by the Center for Arbitration and Mediation of the Santiago Chamber of Commerce
Lawsuits, allegations		Discrepancy with respect to the amount of an alleged right by the plaintiff to receive a collection in conformity with the agreement entered into by the parties.
Lawsuits, litigation status		Deliberation stage
Lawsuits, nominal value		Not determined
Lawsuit fourteen [Member]
Lawsuits, name of plaintiff		Araya Oses, Antonio et al.
Lawsuits, name of defendant		Transportes Buen Destino S.A. and SQM Salar.
Lawsuits, lawsuit filing date		17-Feb-17
Lawsuits, domicile of litigation		1st Civil Court of Santiago
Lawsuits, allegations		Lawsuit for several or subsidiary liability for unfair dismissal, seeking the voidance of the dismissal and collection of labor benefits.
Lawsuits, litigation status		An appeal seeking voidance of the first instance judgment is pending.
Lawsuits, nominal value		ThUS$235.
Lawsuit fifteen [Member]
Lawsuits, name of plaintiff		Employee Union No. 2 of SQN Nitratos Nueva Victoria.
Lawsuits, name of defendant		SQM Nitratos S.A.
Lawsuits, lawsuit filing date		November 23, 2016.
Lawsuits, domicile of litigation		Labor Court of Iquique.
Lawsuits, allegations		Lawsuit alleging differences in the calculation of the bonus payable under the Collective Bargaining Agreement.
Lawsuits, litigation status		At the evidence stage
Lawsuits, nominal value		ThUS$385
Lawsuit sixteen [Member]
Lawsuits, name of plaintiff		TBD
Lawsuits, domicile of litigation		Civil Court of Colina
Lawsuits, allegations		Voluntary Winding up Statement (Law No. 20.720)
Lawsuits, litigation status		On January 4, 2017 the voluntary winding up process began. On March 8, 2017, SQM Industrial verified credits in ordinary period associated with the sale of fuel of Ch$217,193,666 with express reserve as to the legal compensation applicable.
Lawsuits, nominal value		Ch$217,193,666
Lawsuit seventeen [Member]
Lawsuits, name of plaintiff		TBD
Lawsuits, name of defendant		SQM Salar.
Lawsuits, lawsuit filing date		None
Lawsuits, domicile of litigation		Arbitration Court Arbitrator Mr. Jaime Martínez Tejeda.
Lawsuits, allegations		Discrepancies generated in the performance of the (i) lithium brine transportation agreement; and (ii) salt transportation agreement entered into between TBD and SQM Salar.
Lawsuits, litigation status		The case has not been presented yet.
Lawsuits, nominal value		Not determined
Lawsuit eighteen [Member]
Lawsuits, name of plaintiff		Castillo, Hernán et al.
Lawsuits, name of defendant		Servicios Integrales de Tránsitos y Transferencias S.A. and SQM Industrial S.A.
Lawsuits, lawsuit filing date		September 15, 2017.
Lawsuits, domicile of litigation		1st Labor Court of Santiago.
Lawsuits, allegations		Lawsuit to assert labor rights, seeking collection of wages owed and other amounts.
Lawsuits, litigation status		Preparatory hearing pending.
Lawsuits, nominal value		ThUS$1,940
Lawsuit nineteen [Member]
Lawsuits, name of defendant		SQM Nitratos S.A.
Lawsuits, lawsuit filing date		January 17, 2018.
Lawsuits, domicile of litigation		1st Labor Court of Santiago.
Lawsuits, allegations		Lawsuit for damages related to pain and suffering and lost earnings resulting from occupational illness.
Lawsuits, litigation status		Preparatory hearing pending.
Lawsuits, nominal value		ThUS$256.
Lawsuit twenty [Member]
Lawsuits, name of plaintiff		Acosta Tapia, Eloisa del Tránsito and others as successors and assigns of Araya Castillo, Raimundo del Rosario.
Lawsuits, name of defendant		SQM Salar S.A.
Lawsuits, lawsuit filing date		January 19, 2018.
Lawsuits, domicile of litigation		2nd Labor Court of Santiago.
Lawsuits, allegations		Lawsuit for damages for pain and suffering as a result of occupational illness.
Lawsuits, litigation status		Preparatory hearing pending.
Lawsuits, nominal value		ThUS$472
Lawsuit twenty one [Member]
Lawsuits, name of plaintiff		Roa Maluenda, Rosa del Carmen as successor and assign of Sánchez Gamboa, Gerónimo Iván.
Lawsuits, name of defendant		SQM S.A., SQM Nitratos S.A. and SQM Industrial S.A.
Lawsuits, lawsuit filing date		January 23, 2018.
Lawsuits, domicile of litigation		1st Labor Court of Santiago.
Lawsuits, allegations		Lawsuit for damages for pain and suffering as a result of occupational illness.
Lawsuits, litigation status		Preparatory hearing pending.
Lawsuits, nominal value		ThUS$472